Consolidated Statements of Comprehensive Income Statement (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 28, 2013	Sep. 29, 2012	Oct. 01, 2011
Statement of Comprehensive Income [Abstract]
Net Income	$ 778	$ 576	$ 733
Other Comprehensive Income (Loss), Net of Taxes:
Derivatives accounted for as cash flow hedges	(14)	17	(17)
Investments	(3)	0	(8)
Currency translation	(37)	3	(41)
Postretirement benefits	9	(4)	(13)
Total Other Comprehensive Income (Loss), Net of Taxes	(45)	16	(79)
Comprehensive Income	733	592	654
Less: Comprehensive Income (Loss) Attributable to Noncontrolling Interests	0	(7)	(17)
Comprehensive Income Attributable to Tyson	$ 733	$ 599	$ 671